Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 579,091		$ 500,340		$ 407,459
Sales tax	(1,009)		(428)		(282)
Net revenue	578,082	[1]	499,912	[1]	407,177	[1]
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	373,979		328,301		271,346
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	78,775		82,531		44,730
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 126,337		$ 89,508		$ 91,383

[1]	Process Chemistry revenues of $20.4 million and Process Chemistry cost of revenues of $12.7 million for 2011, have been reclassified from Laboratory Services to Manufacturing Services (see Note 22).